Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Revenue		$ 64,694,991		$ 22,408,808		$ 42,242,863
Cost of revenue		(19,976,149)		(14,071,902)		(26,468,662)
Gross profit		44,718,842		8,336,906		15,774,201
Selling and marketing expenses		(1,562,837)		(3,644,316)		(4,961,639)
General and administrative expenses		(16,558,226)		(9,191,505)		(3,430,230)
Share listing expenses				(70,104,989)
Research and development expenses		(3,701,796)		(14,110,408)		(15,053,175)
Expected credit losses		(12,153,098)				(404,210)
Other income		283,555		983,932		43,819
Other gains (losses) – net		6,032,819		1,222,885		(127,025)
Total operating expenses		(27,659,583)		(94,844,401)		(23,932,460)
Operating income (loss)		17,059,259		(86,507,495)		(8,158,259)
Non-operating income and expenses
Interest income		770,410		235,912		37,869
Finance costs		(818,065)		(835,273)		(666,349)
Total non-operating income and expenses		(47,655)		(599,361)		(628,480)
Profit (loss) before income tax		17,011,604		(87,106,856)		(8,786,739)
Income tax (expense) benefit		(3,515,990)		(430,368)		238,445
Profit (loss) for the year		13,495,614		(87,537,224)		(8,548,294)
Components of other comprehensive (loss) income that may not be reclassified to profit or loss
Remeasurement of defined benefit plans		(89,457)		7,409		13,087
Components of other comprehensive (loss) income that may be reclassified to profit or loss
Exchange differences on translation of foreign operations		(584,840)		(1,672,040)		453,007
Other comprehensive (loss) income for the year, net of tax		(674,297)		(1,664,631)		466,094
Total comprehensive income (loss) for the year		$ 12,821,317		$ (89,201,855)		$ (8,082,200)
Earning (loss) per share
Basic earning (loss) per share (in Dollars per share)		$ 1.92		$ (17.83)		$ (2.88)
Diluted loss per share (in Dollars per share)		$ 1.64		$ (17.83)	[1]	$ (2.88)	[1]
Weighted average shares of ordinary shares outstanding
Basic (in Shares)	[3]	7,038,173	[2]	4,908,558		2,968,508
Diluted (in Shares)	[3]	7,558,479		4,908,558		2,968,508

[1]	Warrant liabilities were excluded in the computation of diluted loss per share for the year ended December 31, 2022. Employee share options were excluded in the computation of diluted loss per share for the years ended December 31, 2022 and 2021 and convertible preference shares were excluded in the computation of diluted loss per share for the year ended December 31, 2021 since it was anti-dilutive. The number of shares that were excluded from the loss per share calculation above for the years ended December 31, 2022 and December 31, 2021 that could be dilutive in the future was 12,514,617 and 33,903,228 shares, respectively (or 1,251,462 and 3,390,323 shares, respectively, reflective of 10-to-1 reverse stock split effective April 15, 2024).
[2]	On the Closing Date, pursuant to the business combination agreement, the Company effected in the form of capital recapitalization and issued 65,000,000 ordinary shares (or 6,500,000 reflective of 10-to-1 reverse stock split effective April 15, 2024) in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including preference shares converted into ordinary shares in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted. The increase in the number of ordinary shares outstanding due to the capital recapitalization are adjusted retrospectively in the calculation of basic and diluted loss per share for all periods presented based on the new number of shares. Refer to Note 24 for more information on the capital recapitalization. Shares outstanding for the years have been restated for the 10-for-1 reverse stock split effective April 15, 2024.
[3]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.